Revenues	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenues	Revenues

The following table provides disaggregated information for revenues:

In millions	Year ended December 31,	2019	2018	2017
Freight revenues
Petroleum and chemicals		$3,052	$2,660	$2,208
Metals and minerals		1,643	1,689	1,523
Forest products		1,808	1,886	1,788
Coal		658	661	535
Grain and fertilizers		2,392	2,357	2,214
Intermodal		3,787	3,465	3,200
Automotive		858	830	825
Total freight revenues		14,198	13,548	12,293
Other revenues		719	773	748
Total revenues (1) (2)		$14,917	$14,321	$13,041

(1)	As at December 31, 2019, the Company had remaining performance obligations related to freight in-transit, for which revenues of $91 million are expected to be recognized in the next period.

(2)	See Note 21 - Segmented information for the disaggregation of revenues by geographic area.
Contract liabilities
The following table provides a reconciliation of the beginning and ending balances of contract liabilities for the years ended December 31, 2019, and 2018:

In millions	2019	2018
Beginning of year	$3	$3
Revenue recognized included in the beginning balance	(3)	(3)
Increase due to consideration received, net of revenue recognized	211	3
End of year	$211	$3
Current portion - End of year	$50	$3